Schedule of other receivables and prepaid expenses - Table (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other receivables and prepaid expenses
Research tax credit	€ 3,941	€ 3,199
Value added tax	1,008	1,562
Prepaid expenses	1,418	29
Suppliers - advances payment and debit balance	125	127
Credits towards CACEIS in relation with the exercises of BSA/BSPCE	2	266
Miscellaneous	42	57
Total other receivables and prepaid expenses	€ 6,536	€ 5,239